Trade Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Trade Accounts Receivable

3. Trade Accounts Receivable

The following is a roll forward of our allowance for doubtful accounts (in thousands):

	December 31,
	2017	2016	2015
Balance at beginning of period	$1,024	$383	$150
Amounts expensed	1,006	1,090	353
Deductions(1)	(550)	(449)	(120)

Balance at end of period	$1,480	$1,024	$383

(1)	Deductions include actual accounts written off, net of recoveries.